Interest Expense and Related Charges (Interest Expense and Related Charges) (Detail) - USD ($) $ in Millions		3 Months Ended				9 Months Ended			12 Months Ended
	Oct. 03, 2016	Sep. 30, 2017	Mar. 31, 2017	Dec. 31, 2016	Sep. 30, 2016	Sep. 30, 2017	Oct. 02, 2016	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Successor
Interest Expense and Related Charges [Line Items]
Interest paid/accrued post-Emergence		$ 52		$ 51		$ 157
Interest paid/accrued on debtor-in-possession financing		0				0
Adequate protection amounts paid/accrued		0				0
Unrealized mark-to-market net (gain) loss on interest rate swaps		(3)		11		3
Amortization of debt issuance, amendment and extension costs and premiums/discounts				(1)
Dividends on mandatorily redeemable preferred stock				2
Capitalized interest		(1)		(3)		(5)
Other		7				14
Total interest expense and related charges		76		60		169
Derivative liabilities		94		348		94
Reversal of debt extinguishment gain	$ (24,344)	21		0		0
Predecessor
Interest Expense and Related Charges [Line Items]
Interest paid/accrued post-Emergence					$ 0			$ 0
Interest paid/accrued on debtor-in-possession financing					38		$ 76	76	$ 63	$ 37
Adequate protection amounts paid/accrued					331		977	977	1,233	828
Interest paid/accrued on pre-petition debt							1		4	878
Noncash realized net loss on termination of interest rate swaps (offset in unrealized net gain)										1,225
Unrealized mark-to-market net (gain) loss on interest rate swaps					0			0		(1,290)
Amortization of debt issuance, amendment and extension costs and premiums/discounts							4			86
Capitalized interest					(2)		(9)	(9)	(11)	(17)
Other					4			5		2
Total interest expense and related charges					371		1,049	1,049	1,289	1,749
Derivative liabilities									204
Reversal of debt extinguishment gain					$ 0		$ (24,344)	$ 0	0	0
Interest Rate Swap [Member] | Successor
Interest Expense and Related Charges [Line Items]
Derivative liabilities		$ 16		$ 16		$ 16
Interest Rate Swap [Member] | Predecessor
Interest Expense and Related Charges [Line Items]
Interest paid/accrued on pre-petition debt										193
Derivative liabilities									$ 0	$ 127
Line of Credit [Member] | Vistra Operations Company LLC [Member] | Successor
Interest Expense and Related Charges [Line Items]
Debt Instrument, Interest Rate During Period		4.57%				4.61%
Interest Expense [Member] | Successor
Interest Expense and Related Charges [Line Items]
Immaterial Error Correction Recorded In Current Period		$ 22
Immaterial Error Correction, Amount That Should Have Been Recorded			$ 1